LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM BORROWINGS
Schedule of principal payments for outstanding long-term loans

For the year ended December 31,	RMB
2025	5,542
2026	5,542
2027	7,388
Total	18,472